Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Leases
Remainder of fiscal 2023	$ 24,094
Fiscal 2024	100,126	$ 364,269
Year Two		311,362
Year Three		221,167
Year Four		227,802
Year Five		57,368
Thereafter
Total lease payments	124,220	1,181,968
Less: imputed interest	(6,959)	(148,413)
Present value of lease liabilities	$ 117,261	$ 1,033,555